Revision of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Spartacus Acquisition Corp [Member]
Revision of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of previously presented financial information contained
	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liability	$—	$20,037,500	$20,037,500
Class A common stock subject to possible redemption	192,286,166	(20,037,500)	172,248,666
Class A common stock	106	197	303
Additional paid-in-capital	5,002,442	604,409	5,606,851
Accumulated deficit	(3,122)	(604,606)	(607,728)
Balance sheet as of December 31, 2020 (audited)
Warrant liability	$—	$23,012,500	$23,012,500
Class A common stock subject to possible redemption	192,104,523	(23,012,491)	169,092,032
Class A common stock	107	227	334
Additional paid-in-capital	5,153,561	3,579,370	8,732,931
Accumulated deficit	(154,158)	(3,579,606)	(3,733,764)
Stockholders’ equity	5,000,010	(9)	5,000,001
Statement of operations for the period from August 20, 2020 (inception) to December 31, 2020 (audited)
Formation and operating costs	$183,140	$604,606	$787,746
Change in fair value of warrant liability	—	$(2,975,000)	$(2,975,000)
Net loss	(154,158)	(3,579,606)	(3,733,764)
Basic and diluted weighted-average shares outstanding, Class A common shares subject to possible redemption	9,670,943	(1,007,777)	8,663,166
Basic and diluted weighted-average shares outstanding, Class A and Class B common stock	5,538,847	1,007,777	6,546,624
Basic and diluted net loss per share	(0.03)	—	(0.57)
Statement of changes in stockholders’ equity for the period from August 10, 2020 (inception) through December 31, 2020
Class A common stock shares	1,073,446	2,267,240	3,340,686
Class A common stock amount	107	227	334
Additional paid-in-capital	5,153,561	3,579,370	8,732,931
Accumulated deficit	(154,158)	(3,579,606)	(3,733,764)
Total stockholders’ equity	5,000,010	(9)	5,000,001
Statement of cash flows for the period from August 10, 2020 (inception) to December 31, 2020
Net loss	$(154,158)	$(3,579,606)	$(3,733,764)
Change in fair value of warrant liability	—	2,975,000	2,975,000
Transaction costs allocated to warrant liability	—	604,606	604,606
Initial classification of warrant liability	—	20,037,500	20,037,500
Initial value of Class A common stock subject to possible redemption	192,286,166	(20,037,500)	172,248,666
Change in value of Class A common stock subject to possible redemption	(181,643)	3,338,277	3,156,634

December 31, 2020 Balance Sheet and Statement of Changes in Stockholders’ Equity (Deficit)	As Previously Reported	Revision Adjustment	As Revised
Class A common stock, $0.0001 par value; stock subject to possible redemption	$169,092,032	$33,936,950	$203,028,982
Stockholders’ equity (deficit):
Class A common stock – $0.0001 par value	334	(334)	—
Additional paid-in capital	8,732,931	(8,732,931)	—
Accumulated deficit	(3,733,764)	(25,203,685)	(28,937,449)
Total stockholders’ equity (deficit)	$5,000,001	$(33,936,950)	$(28,936,949)
Class A common stock shares subject to possible redemption	16,659,314	3,340,686	20,000,000
Class A common stock	3,340,686	(3,340,686)	—
June 30, 2021 Statement of Changes in Stockholders’ Equity (Deficit)	As Previously Reported	Revision Adjustment	As Revised
Class A common stock – $0.0001 par value	379	(379)	—
Additional paid-in-capital	13,174,520	(13,174,520)	—
Accumulated deficit	(8,175,398)	(25,247,862)	(33,423,260)
Total stockholders’ equity (deficit)	$5,000,001	$(38,422,761)	$(33,422,760)
Class A common stock shares subject to possible redemption	16,214,818	3,785,182	20,000,000
Class A common stock	3,785,182	(3,785,182)	—